PROPERTY AND EQUIPMENT (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 705,221	$ 99,515
Ending balance	6,025,421	705,221
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	934,264	201,759
Additions	5,934,910	732,505
Disposal	0	0
Ending balance	6,869,174	934,264
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(229,043)	(102,244)
Amortization	614,710	126,799
Disposal	0	0
Ending balance	(843,753)	(229,043)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	516,248	0
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	516,248
Disposal	0
Ending balance	516,248	0
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	1,486,795	0
Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	1,548,745
Disposal	0
Ending balance	1,548,745	0
Buildings [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Amortization	61,950
Disposal	0
Ending balance	(61,950)	0
Equipment - Automotive [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	114	143
Ending balance	91	114
Equipment - Automotive [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,439	1,439
Additions	0	0
Disposal	0	0
Ending balance	1,439	1,439
Equipment - Automotive [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,325)	(1,296)
Amortization	23	29
Disposal	0	0
Ending balance	(1,348)	(1,325)
Equipment - Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,298	1,622
Ending balance	114,699	1,298
Equipment - Office [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,799	15,799
Additions	142,075	0
Disposal	0	0
Ending balance	157,874	15,799
Equipment - Office [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,501)	(14,177)
Amortization	28,674	324
Disposal	0	0
Ending balance	(43,175)	(14,501)
Equipment - Lab and Field[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,818	80,513
Ending balance	971,712	161,818
Equipment - Lab and Field[Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	251,699	129,939
Additions	1,052,822	121,760
Disposal	0	0
Ending balance	1,304,521	251,699
Equipment - Lab and Field[Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(89,881)	(49,426)
Amortization	242,928	40,455
Disposal	0	0
Ending balance	(332,809)	(89,881)
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,261	13,303
Ending balance	65,109	12,261
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,151	49,127
Additions	69,125	2,024
Disposal	0	0
Ending balance	120,276	51,151
Computers [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(38,890)	(35,824)
Amortization	16,277	3,066
Disposal	0	0
Ending balance	(55,167)	(38,890)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,846	538
Additions	18,544	19,308
Disposal	0	0
Ending balance	38,390	19,846
Computer software [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,846)	(538)
Amortization	18,544	19,308
Disposal	0	0
Ending balance	(38,390)	(19,846)
Signage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,147	3,934
Ending balance	2,518	3,147
Signage [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,917	4,917
Additions	0	0
Disposal	0	0
Ending balance	4,917	4,917
Signage [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,770)	(983)
Amortization	629	787
Disposal	0	0
Ending balance	(2,399)	(1,770)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,127	0
Ending balance	135,491	74,127
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111,190	0
Additions	147,641	111,190
Disposal	0	0
Ending balance	258,831	111,190
Leasehold improvements [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(37,063)	0
Amortization	86,277	37,063
Disposal	0	0
Ending balance	(123,340)	(37,063)
Asset under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	2,439,710	0
Asset under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	2,439,710
Disposal	0
Ending balance	2,439,710	0
Right-of-Use Asset - building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	452,456	0
Ending balance	293,048	452,456
Right-of-Use Asset - building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	478,223	0
Additions	0	478,223
Disposal	0	0
Ending balance	478,223	478,223
Right-of-Use Asset - building [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,767)	0
Amortization	159,408	25,767
Disposal	0	0
Ending balance	$ (185,175)	$ (25,767)